Share-based payments - Merger of Nexters Global Ltd, Nexters Inc. and Kismet Acquisition One Corp (Details)	Aug. 27, 2021 USD ($) $ / shares shares	Aug. 26, 2021 USD ($) EquityInstruments $ / shares shares	Jul. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Aug. 05, 2020 USD ($)
Share-based payments
Number of Ordinary Shares	196,523,101				196,523,101
Total consideration | $				$ 67,062,000
Cash | $				$ 55,667,000
Purchase price per share | $ / shares	$ 10.00
Warrants outstanding	20,250,000
Number of shares entitled per warrant	1
Exercise price | $ / shares	$ 11.50
A&R Forward Purchase Agreement
Share-based payments
Number of Ordinary Shares						5,000,000
Purchase commitment | $						$ 50,000,000	$ 20,000,000
Ordinary shares to be acquired						1,000,000
PIPE Subscription Agreement
Share-based payments
Ordinary shares to be acquired			5,000,000
Purchase price per share | $ / shares			$ 10.00
Aggregate commitment | $			$ 50,000,000
Kismet's independent directors
Share-based payments
Ordinary shares to be acquired	120,000
Kismet Acquisition One Corp
Share-based payments
Number of Ordinary Shares		21,811,242
Ordinary shares, redemption value | $		$ 218,190,000
Ordinary shares outstanding at the time of merger		3,188,758
Shares issued as consideration | $	19,938,758
Number of shares entitled per warrant		1
Exercise price | $ / shares		$ 11.50
Nexters Global
Share-based payments
Total consideration | $		$ 61,804,000
Cash | $		$ 57,122,000			$ 4,682,000
Shares issued as consideration | EquityInstruments		176,584,343
Deferred exchange shares issued		20,000,000
Cash and cash equivalents | $		$ 119,659,000